RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Reconciliation of Net Income (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net change in net assets available for benefits prior to transfer	$ 69,380,745
Amounts deemed distributed for tax purposes — 2024	1,438,970
Amounts deemed distributed for tax purposes — 2025	(1,754,752)
Net increase pursuant to Form 5500	$ 69,064,963